Commitments - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Jul. 31, 2014 USD ($)	Dec. 31, 2016 USD ($) ft²	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Apr. 30, 2011 shares
Commitments And Contingencies [Line Items]
Lease office space | ft²		13,700
Lease commencement date		Jan. 20, 2015
Lease expiration date		May 31, 2020
Monthly rent		$ 41,000
Percentage of lease escalated		3.00%
Lease payment abated		$ 96,000
Lease payment	$ 300,000
Security deposit	130,000
Office equipment lease expiration		2019
Rent expense		$ 537,000	$ 508,000	$ 334,000
Prepayment, Months 13, 16, 19, 24 Of The Lease [Member]
Commitments And Contingencies [Line Items]
Monthly rent	$ 170,000
First Milestone - FDA Acceptance [Member]
Commitments And Contingencies [Line Items]
Common stock shares to be issued upon achieving milestones | shares					3,839,400
Second Milestone - FDA Approval [Member]
Commitments And Contingencies [Line Items]
Common stock shares to be issued upon achieving milestones | shares					8,638,650
SynthRx [Member]
Commitments And Contingencies [Line Items]
Common stock shares to be issued upon achieving milestones | shares					12,478,050